Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,789,971	$ 13,236,008
Less accumulated depreciation	(8,696,824)	(8,157,358)
Property, plant and equipment, net, total	5,093,147	5,078,650
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	639,878	602,218
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,249,350	1,169,064
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,937,416	10,524,030
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	556,507	551,019
Leasehold Interest in Unproved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,000	165,000
Construction in Process and Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 241,820	$ 224,677